Organization and Description of Business (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 13, 2023 $ / shares
Organization and Description of Business
Common shares, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Operating losses		$ 8,398,352	$ 2,565,663	$ 18,446,251	$ 8,067,782	$ 10,353,542	$ 14,238,899
Negative cash flow from operations				10,828,412	$ 4,553,304	8,202,934	9,163,312
Aggregate unrestricted cash balance		27,739,256		27,739,256		3,021,795	4,600,530
Net working capital		21,000,000		21,000,000		2,200,000
Accumulated deficit		$ (118,388,467)		$ (118,388,467)		$ (96,608,242)	$ (85,122,832)
Subsequent Event
Organization and Description of Business
Common stock private investment	$ 50,000,000
Proceeds from reverse recapitalization	242,000,000
Subsequent Event | Minimum
Organization and Description of Business
Gross proceeds before expenses	$ 292,000,000
Subsequent Event | Maximum
Organization and Description of Business
Percentage of redemption in reverse recapitalization	1.00%
Terrestrial Energy Delaware Inc
Organization and Description of Business
Common shares, par value (in dollars per share) | $ / shares								$ 0.001
Common Stock, Share Exchange Ratio								1
Preferred shares, par value (in dollars per share) | $ / shares								$ 0.001
Preferred Stock, Share Exchange Ratio								1
Terrestrial Energy Canada (Exchange) Inc.
Organization and Description of Business
Common Stock, Share Exchange Ratio								1
Preferred Stock, Share Exchange Ratio								1